LEASES - Narratives (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥) contract	Jun. 30, 2024 CNY (¥)
LEASES
Sublease income	¥ 76	¥ 80
Number of lease contracts | contract	13
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 4,080